Earnings per share	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Earnings per share
29
. Earnings per share
Reconciliation of the difference between basic and diluted earnings per share attributable to Toyota Motor Corporation are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted-average common shares	Earnings per share attributable to Toyota Motor Corporation
For the year ended March 31, 2020
Net income attributable to Toyota Motor Corporation	2,036,140

Basic earnings per share attributable to Toyota Motor Corporation	2,036,140	13,994,590	145.49
Effect of dilutive securities
Model AA Class Shares	13,265	235,500

Diluted earnings per share attributable to Toyota Motor Corporation	2,049,405	14,230,090	144.02

For the year ended March 31, 2021
Net income attributable to Toyota Motor Corporation	2,245,261

Basic earnings per share attributable to Toyota Motor Corporation	2,245,261	13,976,442	160.65
Effect of dilutive securities
Model AA Class Shares	12,569	229,694

Diluted earnings per share attributable to Toyota Motor Corporation	2,257,830	14,206,137	158.93

For the year ended March 31, 2022
Net income attributable to Toyota Motor Corporation	2,850,110

Basic earnings per share attributable to Toyota Motor Corporation	2,850,110	13,887,348	205.23
Effect of dilutive securities
Model AA Class Shares	23	311

Diluted earnings per share attributable to Toyota Motor Corporation	2,850,132	13,887,659	205.23

In addition to the disclosure requirements under IFRS, Toyota discloses the information below in order to provide financial statements users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equity in the consolidated statement of financial position by common shares issued and outstanding at the end of the year (excluding treasury stock).

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of March 31, 2021	23,404,547	13,979,743	1,674.18
As of March 31, 2022	26,245,969	13,778,302	1,904.88
On October 1, 2021, TMC effected a
five-for-one
stock split of its common stock to shareholders. “Basic earnings per share attributable to Toyota Motor Corporation”, “Diluted earnings per share attributable to Toyota Motor Corporation” and “Toyota Motor Corporation shareholders’ equity per share” are calculated based on the assumption that the stock split was implemented at the beginning of the earliest period presented in this note.